Summary of Significant Accounting Policies (Details)	3 Months Ended						3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 DKK	Dec. 31, 2013 USD ($)	Dec. 31, 2013 DKK	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Jan. 18, 2011 Common Stock [Member]	Jan. 16, 2011 Common Stock [Member]
Summary Of Significant Accounting Policies (Textual)
Value added tax percentage	25.00%	25.00%
Value added tax paid to Danish and EU vendors	25.00%	25.00%
Share exchange agreement acquisition percentage	97.00%	97.00%
Share exchange agreement shares held by consenting shareholders of company	3,879,624	3,879,624
Share exchange agreement shares issued to parent company	5,814,945	5,814,945
Share exchange agreement number of share cancellation	4,400,000	4,400,000
Shares of common stock of parent outstanding							5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	0.0001	$ 1.0	1.0	$ 0.0001	$ 0.0001
Common shares issued for legal and consulting services							1,440,000
Exchanged shares of parent's common stock	1,498,842	1,498,842
Shares of parent common stock outstanding							7,854,945	5,814,945	5,000,000	5,133,096	5,000,000	5,000,000